Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	€ 460,849	€ 485,031	€ 535,004
Property and equipment, net	8,210	10,079
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	112,533	106,032	139,885
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	38,854	45,209	52,789
Property and equipment, net	8,193	10,040
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	56,356	55,867	68,554
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	27,343	29,240	31,899
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	42,120	39,016	19,200
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	183,643	209,667	€ 222,677
Property and equipment, net	€ 17	€ 39